Thomas S. Harman

1.202.373.6725

Thomas.harman@morganlewis.com

VIA EDGAR

September 12, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen AMT-Free Municipal Value Fund (File Nos. 333-211789 and 811-22253)

Dear Sir or Madam:

On behalf of our client, Nuveen AMT-Free Municipal Value Fund (the “Fund”), we are filing Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of responding to comments received from the staff to various other initial Nuveen Fund filings made in proximity to the Fund’s initial filing made on June 2, 2016 to (i) register additional Common Shares; (ii) update financial information; and (iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6725.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001